CASH AND CASH EQUIVALENTS - Interest Rates on Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Rupiah | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	1.95%	1.95%
Rupiah | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	7.25%	6.50%
Foreign currencies | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	2.50%	0.25%
Foreign currencies | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	5.50%	4.05%